PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4:-PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2019	2020

Prepaid expenses	$5,002	$7,346
Hedging transaction assets	802	1,654
Government authorities	1,162	1,720
Deferred commissions	1,014	3,079
Other current assets	426	1,513

	$8,406	$15,312